OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS - Summary of Other Financial Assets at Fair Value Through Profit or Loss (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 64	£ 136
Loans and advances to customers
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	40	44
Loans and advances to customers | Loans to housing associations
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	0	4
Loans and advances to customers | Other loans
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	40	40
Debt securities
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	0	56
Other debt instruments
Disclosure Of Other Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at fair value through profit or loss	£ 24	£ 36